UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment    | |;                    Amendment Number: [ ]
  This Amendment (Check only one): | | is a restatement
                                   | | add new holding entries.

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
Address:        225 Friend Street
                Suite 801
                Boston, MA  02114

Form 13F File Number: 28-10779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
Title:          President
Phone:          617.573.9550

Signature, Place, and Date of Signing:

/s/ George Putnam, III         Boston, MA                July 21, 2005
-----------------------        ------------              -----------------
     [Signature]              [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $128,651
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

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                                                      VALUE     SHARES OR SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommunications   Common            000886101  1,770        81,283             Sole          None          74,312   6,971
AK Steel Holding         Common            001547108  3,209       500,700             Sole          None         464,435  36,265
Alcatel                  ADR               013904305  2,455       225,000             Sole          None         208,675  16,325
America West             Class B           023657208  2,956       492,600             Sole          None         458,365  34,235
AMR Corporation          Common            001765106  3,633       300,000             Sole          None         279,180  20,820
Atmel Corporation        Common            049513104  1,110       470,500             Sole          None         433,700  36,800
CIENA                    Common            171779101  3,135     1,500,000             Sole          None       1,391,250 108,750
Colt Telecom             Common            196877104  3,289       783,000             Sole          None         728,291  54,709
Continental Airlines     Class B           210795308  3,320       250,000             Sole          None         232,625  17,375
Cypress Semiconductor    Common            232806109  2,465       195,800             Sole          None         183,400  12,400
DDI                      Common            233162304  2,403     1,220,000             Sole          None       1,131,555  88,445
Elan                     ADR               284131208  3,383       496,000             Sole          None         461,650  34,350
Electroglas              Common            285324109  1,741       558,000             Sole          None         511,850  46,150
Global Crossing Ltd      Common            G3921A175  1,953       114,391             Sole          None         104,642   9,749
Global Industries        Common            379336100  4,442       522,600             Sole          None         484,655  37,945
Goodyear Tire & Rubber   Common            382550101  3,949       265,000             Sole          None         246,380  18,620
Grey Wolf                Common            397888108  4,965       670,000             Sole          None         621,615  48,385
Input/Output             Common            457652105  3,193       508,500             Sole          None         471,670  36,830
JDS Uniphase             Common            46612J101  2,280     1,500,000             Sole          None       1,391,250 108,750
KCS Energy               Common            482434206  2,620       150,811             Sole          None         139,876  10,935
Key Energy               Common            492914106  3,328       275,000             Sole          None         255,050  19,950
Kulicke and Soffa        Common            501242101  1,705       215,500             Sole          None         197,800  17,700
Ladish Co., Inc.         Common            505754200  1,630       163,117             Sole          None         158,617   4,500
Lucent Technologies      Common            549463107  2,855       981,250             Sole          None         909,350  71,900
MCI Inc.                 Common            552691107  5,234       203,578             Sole          None         185,539  18,039
Metal Management         Common            591097209  3,009       155,600             Sole          None         144,375  11,225
Metals USA               Common            591324207  2,279       119,800             Sole          None         111,155   8,645
Milacron                 Common            598709103  1,736       918,537             Sole          None         841,261  77,276
Mpower Holding           Common            62473L309  2,860     2,000,000             Sole          None       1,859,470 140,530
Neighborcare             Common            64015Y104  1,194        36,000             Sole          None          34,144   1,856
Newpark Resources        Common            651718504  3,284       437,900             Sole          None         406,080  31,820
Nortel Networks          Common            656568102  2,610     1,000,000             Sole          None         927,200  72,800
Parker Drilling          Common            701081101  4,942       705,000             Sole          None         655,505  49,495
Paxson Communications    Common            704231109  1,200     2,000,000             Sole          None       1,860,505 139,495
Primedia                 Common            74157K101  8,653     2,136,500             Sole          None       1,987,995 148,505
Rite Aid                 Common            767754104  3,031       725,000             Sole          None         672,710  52,290
Tellabs                  Common            879664100  3,480       400,000             Sole          None         371,000  29,000
Time Warner Telecom      Common            887319101  3,321       560,985             Sole          None         521,206  39,779
US LEC                   Class A           90331S109  1,331       550,000             Sole          None         511,265  38,735
Vitesse Semiconductor    Common            928497106  1,230       591,500             Sole          None         550,030  41,470
W.R. Grace               Common            38388F108  4,397       564,400             Sole          None         523,200  41,200
Washington Group Int'l   Common            938862208  2,709        53,000             Sole          None          49,150   3,850
Zhone Technologies       Common            98950P108  3,591     1,071,995             Sole          None         994,295  77,700
Zilog Inc.               Common            989524301    771       182,649             Sole          None         168,799  13,850






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